Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 16,973		$ 1,222
Long- term	$ 9,892	177,022	$ 11,379	235,016
Total		193,995		236,238	$ 229,343	$ 205,834
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		7,282		519
Long- term		53,389		64,550
Total		$ 60,671		$ 65,069
Short-term	6.10%	6.10%	9.70%	9.70%
Long-term	3.00%	3.00%	4.40%	4.40%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 9,691		$ 703
Long- term		123,633		170,466
Total		$ 133,324		$ 171,169
Short-term	4.80%	4.80%	4.40%	4.40%
Long-term	5.70%	5.70%	6.50%	6.50%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 6,206		$ 114
Long- term		107,508		179,675
Total		$ 113,714		$ 179,789
Effective rate	5.90%	5.90%	6.30%	6.30%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 9,705		$ 50
Long- term		54,906		55,292
Total		$ 64,611		$ 55,342
Effective rate	3.50%	3.50%	4.30%	4.30%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 0		$ 0
Long- term		9,141		0
Total		$ 9,141		$ 0
Effective rate	2.60%	2.60%	0.00%	0.00%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 0		$ 0
Long- term		5,408		0
Total		$ 5,408		$ 0
Effective rate	4.60%	4.60%	0.00%	0.00%
Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 0		$ 648
Long- term		0		0
Total		$ 0		$ 648
Effective rate	0.00%	0.00%	4.40%	4.40%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term		$ 1,062		$ 410
Long- term		59		49
Total		$ 1,121		$ 459
Effective rate	6.20%	6.20%	10.20%	10.20%